Interest expense and foreign exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense
Interest on long-term debt, excluding lease liabilities	$ 25	$ 27	$ 28
Interest on lease liabilities	14	14	14
Amortization of financing fees and other	2	3	4
Total	41	44	46
Foreign exchange
Derivatives used to manage currency risks	0	0	(1)
Foreign exchange gain	(7)	(1)	(1)
Total	$ (7)	$ (1)	$ (2)